Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Loans receivable, net, at December 31, 2020 and 2019 are summarized below.

	December 31,
	2020		2019
	Balance	% of Total Gross Loans	Balance	% of Total Gross Loans
Residential Real Estate Loans	$78,907,159	15.8%	$86,404,304	18.4%
Consumer Loans	55,335,425	11.1%	56,331,013	12.0%
Commercial Business Loans	19,704,862	3.9%	22,234,189	4.8%
Commercial Real Estate Loans	299,299,647	59.8%	303,550,905	64.8%
Paycheck Protection Program Loans	47,105,618	9.4%	—	—%
Total Loans Held For Investment	500,352,711	100.0%	468,520,411	100.0%
Loans Held For Sale	5,693,400		3,990,606
Total Loans Receivable, Gross	506,046,111		472,511,017
Less:
Allowance For Loan Losses	12,842,896		9,225,574
Loans in Process	12,197,417		9,957,140
Deferred Loan Fees	1,838,426		469,568
	26,878,739		19,652,282
Total Loans Receivable, Net	$479,167,372		$452,858,735

Financing Receivable Credit Quality Indicators
The following tables summarize the loan grades used by the Bank to measure the credit quality of gross loans receivable, excluding those held for sale, by loan segment at December 31, 2020 and 2019.

December 31, 2020	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$65,437,564	$9,675,300	$799,446	$2,994,849	$78,907,159
Consumer	42,926,887	10,525,814	891,107	991,617	55,335,425
Commercial Business	15,315,677	3,851,517	309,100	228,568	19,704,862
Commercial Real Estate	221,696,863	56,642,660	16,349,302	4,610,822	299,299,647
PPP	47,105,618	—	—	—	47,105,618
Total	$392,482,609	$80,695,291	$18,348,955	$8,825,856	$500,352,711

December 31, 2019	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$76,674,539	$4,612,182	$1,155,802	$3,961,781	$86,404,304
Consumer	44,294,400	9,617,301	624,248	1,795,064	56,331,013
Commercial Business	16,140,592	5,486,393	301,462	305,742	22,234,189
Commercial Real Estate	230,810,756	56,025,352	14,285,015	2,429,782	303,550,905
Total	$367,920,287	$75,741,228	$16,366,527	$8,492,369	$468,520,411

Past Due Financing Receivables
The following tables present an age analysis of past due balances by category at December 31, 2020 and 2019.

	December 31, 2020
	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$152,634	$160,152	$312,786	$78,594,373	$78,907,159
Consumer	292,498	30,610	91,870	414,978	54,920,447	55,335,425
Commercial Business	49,554	—	7,152	56,706	19,648,156	19,704,862
Commercial Real Estate	735,456	346,850	550,409	1,632,715	297,666,932	299,299,647
PPP	—	—	—	—	47,105,618	47,105,618
Total	$1,077,508	$530,094	$809,583	$2,417,185	$497,935,526	$500,352,711

	December 31, 2019
	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$355,290	$144,209	$499,499	$85,904,805	$86,404,304
Consumer	422,443	217,542	81,736	721,721	55,609,292	56,331,013
Commercial Business	147,959	76,515	20,316	244,790	21,989,399	22,234,189
Commercial Real Estate	3,849,424	—	1,352,716	5,202,140	298,348,765	303,550,905
Total	$4,419,826	$649,347	$1,598,977	$6,668,150	$461,852,261	$468,520,411

Schedule of Financing Receivables, Non Accrual Status
The following table shows non-accrual loans by category at December 31, 2020 compared to 2019.

	December 31, 2020		December 31, 2019		Increase (Decrease)
	Amount	Percent (1)	Amount	Percent (1)	$	%
Non-accrual Loans:
Residential Real Estate	$1,682,240	0.4%	$1,520,485	0.3%	$161,755	10.6%
Consumer	402,878	0.1	319,280	0.1	83,598	26.2
Commercial Business	100,408	—	122,605	—	(22,197)	(18.1)
Commercial Real Estate	939,946	0.2	1,474,036	0.3	(534,090)	(36.2)
Total Non-accrual Loans	$3,125,472	0.7%	$3,436,406	0.7%	$(310,934)	(9.0)%
(1) PERCENT OF GROSS LOANS RECEIVABLE HELD FOR INVESTMENT, NET OF DEFERRED FEES AND LOANS IN PROCESS.

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent
The following tables show the allowance for loan losses by loan category for the years ended December 31, 2020, 2019 and 2018.

	For the Year Ended December 31, 2020
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,390,594	$1,210,849	$544,764	$6,079,367	$9,225,574
Provision	136,063	251,948	655,317	2,556,672	3,600,000
Charge-Offs	(9)	(226,760)	(35,048)	(19,453)	(281,270)
Recoveries	2,300	62,618	—	233,674	298,592
Ending Balance	$1,528,948	$1,298,655	$1,165,033	$8,850,260	$12,842,896

	For the Year Ended December 31, 2019
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,191,443	$1,203,593	$923,600	$5,853,081	$9,171,717
Provision	227,624	324,394	(392,817)	215,799	375,000
Charge-Offs	(34,599)	(432,003)	(1,132)	(517,583)	(985,317)
Recoveries	6,126	114,865	15,113	528,070	664,174
Ending Balance	$1,390,594	$1,210,849	$544,764	$6,079,367	$9,225,574

	For the Year Ended December 31, 2018
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,233,843	$1,144,815	$1,011,227	$4,831,733	$8,221,618
Provision	2,411	173,235	(55,109)	804,463	925,000
Charge-Offs	(46,419)	(224,954)	(32,518)	(351,894)	(655,785)
Recoveries	1,608	110,497	—	568,779	680,884
Ending Balance	$1,191,443	$1,203,593	$923,600	$5,853,081	$9,171,717

Allowance for Credit Losses on Financing Receivables
The following tables summarize the impaired loans evaluated individually and collectively for impairment within the allowance for loan losses and loans receivable balances at December 31, 2020 and 2019.

	Allowance For Loan Losses			Loans Receivable
December 31, 2020	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$1,528,948	$1,528,948	$1,284,303	$77,622,856	$78,907,159
Consumer	—	1,298,655	1,298,655	161,869	55,173,556	55,335,425
Commercial Business	—	1,165,033	1,165,033	53,047	19,651,815	19,704,862
Commercial Real Estate	—	8,850,260	8,850,260	720,111	298,579,536	299,299,647
PPP	—	—	—	—	47,105,618	47,105,618
Total	$—	$12,842,896	$12,842,896	$2,219,330	$498,133,381	$500,352,711
December 31, 2019
Residential Real Estate	$—	$1,390,594	$1,390,594	$1,086,433	$85,317,871	$86,404,304
Consumer	—	1,210,849	1,210,849	184,402	56,146,611	56,331,013
Commercial Business	—	544,764	544,764	64,406	22,169,783	22,234,189
Commercial Real Estate	—	6,079,367	6,079,367	1,894,642	301,656,263	303,550,905
Total	$—	$9,225,574	$9,225,574	$3,229,883	$465,290,528	$468,520,411

Impaired Financing Receivables
The following tables present information related to impaired loans by loan category as of and for the years ended December 31, 2020, 2019 and 2018.

	December 31, 2020
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$1,284,303	$1,284,303	$—	$1,877,590	$24,597
Consumer	161,869	170,169	—	210,722	1,591
Commercial Business	53,047	948,046	—	58,597	—
Commercial Real Estate	720,111	865,531	—	1,717,842	56,737
Total	$2,219,330	$3,268,049	$—	$3,864,751	$82,925
(4)       Loans Receivable, Net, Continued

	December 31, 2019
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$1,086,433	$1,086,433	$—	$1,322,609	$—
Consumer	184,402	192,702	—	1,106,795	—
Commercial Business	64,406	959,406	—	71,422	—
Commercial Real Estate	1,894,642	2,066,862	—	3,893,786	54,372
Total	$3,229,883	$4,305,403	$—	$6,394,612	$54,372

	December 31, 2018
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$1,700,861	$1,700,861	$—	$1,743,906	$31,853
Consumer	986,380	994,680	—	502,479	—
Commercial Business	77,206	972,206	—	85,020	—
Commercial Real Estate	5,084,458	6,116,761	—	8,052,817	212,186
With an Allowance Recorded:
Consumer	73,662	73,662	73,662	6,139	—
Commercial Real Estate	1,441,558	1,441,558	665,000	636,387	84,881
Total
Residential Real Estate	1,700,861	1,700,861	—	1,743,906	31,853
Consumer	1,060,042	1,068,342	73,662	508,618	—
Commercial Business	77,206	972,206	—	85,020	—
Commercial Real Estate	6,526,016	7,558,319	665,000	8,689,204	297,067
Total	$9,364,125	$11,299,728	$738,662	$11,026,748	$328,920

Troubled Debt Restructurings on Financing Receivables
In the course of resolving delinquent loans, the Bank may choose to restructure the contractual terms of certain loans. A troubled debt restructuring ("TDR") is a restructuring in which the Bank, for economic or legal reasons related to a borrower’s financial difficulties, grants a concession to a borrower that it would not otherwise consider (FASB ASC Topic 310-40).  The concessions granted on TDRs generally include terms to reduce the interest rate, extend the term of the debt obligation, or modify the payment structure on the debt obligation. The Bank grants such concessions to reassess the borrower’s financial status and develop a plan for repayment.
At the date of modification, TDRs are initially classified as nonaccrual TDRs. They are returned to accruing status when there is economic substance to the restructuring, there is documented credit evaluation of the borrower's financial condition, the remaining balance is reasonably assured of repayment in accordance with its modified terms, and the borrower has demonstrated sustained repayment performance in accordance with the modified terms for a reasonable period of time (generally a minimum of six months).